Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2015	$ 64,675	$ 1,694	$ 99,597	$ 3,227	$ (406)	$ 2,821	$ (39,437)
Loss for the year	(30,202)	0	0	0	0	0	(30,202)
Other comprehensive loss	(682)	0	0	0	(83)	(83)	(599)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(30,884)	0	0	0	(83)	(83)	(30,801)
Issuance of non-voting shares	20	20	675	(675)	0	(675)	0
Acquisition of license	26	26	2,366	(2,366)	0	(2,366)	0
Share issuance costs	(33)	0	(33)	0	0	0	0
Share-based remuneration	2,237	0	0	2,237	0	2,237	0
Offset of accumulated losses with share premium	0	0	(30,639)	0	0	0	30,639
Ending Balance at Dec. 31, 2016	36,041	1,740	71,966	2,423	(489)	1,934	(39,599)
Loss for the year	(66,926)	0	0	0	0	0	(66,926)
Other comprehensive loss	(142)	0	0	0	0	0	(142)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(67,068)	0	0	0	0	0	(67,068)
Issuance of shares - IPO	96,750	496	96,254	0	0	0	0
Issuance of shares - PIPE	60,000	592	59,408	0	0	0	0
Issuance of shares - Incentive Plan	36	36	3,671	(3,671)	0	(3,671)	0
Share issuance costs	(11,964)	0	(11,964)	0	0	0	0
Share-based remuneration	8,856	0	0	8,856	0	8,856	0
Ending Balance at Dec. 31, 2017	122,651	2,864	219,335	7,608	(489)	7,119	(106,667)
Loss for the year	(76,716)	0	0	0	0	0	(76,716)
Other comprehensive loss	(544)	0	0	0	0	0	(544)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(77,260)	0	0	0	0	0	(77,260)
Issuance of shares - Incentive Plan	27	27	2,947	(2,947)	0	(2,947)	0
Issuance of shares - June 2018 offering	77,823	392	77,431	0	0	0	0
Issuance of shares - ATM program	20,011	130	19,881	0	0	0	0
Share issuance costs	(6,160)	0	(6,160)	0	0	0	0
Exercise of stock-options	672	7	1,131	(466)	0	(466)	0
Share-based remuneration	9,152	0	0	9,152	0	9,152	0
Ending Balance at Dec. 31, 2018	$ 146,916	$ 3,420	$ 314,565	$ 13,347	$ (489)	$ 12,858	$ (183,927)